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                                  JOHNSONFAMILY
                                  -------------
                                      FUNDS










                       APRIL 30, 1999 SEMI-ANNUAL REPORT

                               TABLE OF CONTENTS

Schedules of Investments

     JohnsonFamily Intermediate Fixed Income Fund .........................    1

     JohnsonFamily Large Cap Equity Fund ..................................    4

     JohnsonFamily Small Cap Equity Fund ..................................    6

     JohnsonFamily International Equity Fund ..............................    8

Statements of Assets and Liabilities ......................................   12

Statements of Operations ..................................................   13

Statements of Changes in Net Assets .......................................   14

Financial Highlights ......................................................   16

Notes to the Financial Statements .........................................   18

----------------------------------------------
               NOT FDIC-INSURED
----------------------------------------------
     May lose value     No bank guarantee
----------------------------------------------
Shares of JohnsonFamily Funds are distributed
by  an  independent  third  party,   Sunstone
Distribution Services, LLC.

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Intermediate Fixed Income Fund

Principal
 Amount                                                            Value
--------------------------------------------------------------------------------

               CORPORATE BONDS - 59.25%
$   500,000    AT&T Corp., 6.00%, 3/15/09                       $   489,534
    300,000    AT&T Corp., 8.125%, 1/15/22                          310,266
    750,000    AirTouch Communications, Inc.,
               7.50%, 7/15/06                                       800,120
  1,000,000    AMGEN Inc., 6.50%, 12/1/07                         1,014,957
    500,000    Anheuser-Busch Cos., Inc.,
               6.90%, 10/1/02                                       502,359
  1,000,000    Anheuser-Busch Cos., Inc.,
               7.25%, 9/15/15                                     1,028,771
    800,000    Associates Corp. N.A.,
               6.00%, 12/1/02                                       802,190
    300,000    Baltimore Gas & Electric,
               7.25%, 7/1/02                                        311,324
  1,000,000    Bank One Texas,
               6.25%, 2/15/08                                       995,870
  1,500,000    BellSouth Telecommunications,
               Inc., 7.50%, 6/15/33                               1,531,054
    500,000    Borg-Warner Automotive, Inc.,
               7.00%, 11/1/06                                       515,380
  1,000,000    Carnival Corp., 6.15%, 4/15/08                       981,510
    500,000    Citigroup, Inc., 6.20%, 3/15/09                      492,631
  1,000,000    Commercial Credit Co.,
               6.25%, 1/1/08                                        983,625
    500,000    Computer Associates,
               6.375%, 4/15/05                                      483,960
  1,000,000    Computer Associates,
               6.50%, 4/15/08                                       955,639
    500,000    Consolidated Edison Co.,
               6.45%, 12/1/07                                       511,594
    500,000    Donaldson, Lufkin & Jenrette,
               Inc., 6.875%, 11/1/05                                509,069
    500,000    Donaldson, Lufkin & Jenrette,
               Inc., 6.50%, 4/1/08                                  493,649
    500,000    Dow Chemical Co.,
               6.85%, 8/15/13                                       499,944
  1,000,000    Fleet National Bank,
               5.75%, 1/15/09                                       945,079
    750,000    Ford Motor Credit Co.,
               6.25%, 12/8/05                                       743,753
  1,000,000    GTE Corp., (MBIA Insured),
               6.46%, 4/15/08                                     1,012,446

               CORPORATE BONDS - 59.25% (CONTINUED)
 $  500,000    Household Finance Corp.,
               7.30%, 7/30/12                                   $   513,510
    750,000    Knight-Ridder, Inc.,
               6.625%, 11/1/07                                      756,530
    500,000    Loews Corp., 6.75%, 12/15/06                         496,055
  1,375,000    Martin Marietta Corp.,
               7.75%, 4/15/23                                     1,401,526
  1,000,000    McDonald's Corp.,
               7.375%, 7/15/33                                    1,030,945
    250,000    Mead Corp., 8.125%, 2/1/23                           264,095
    350,000    Mellon Financial Co.,
               6.875%, 3/1/03                                       360,785
    500,000    Merrill Lynch & Co.,
               6.00%, 2/17/09                                       481,626
  1,000,000    Monsanto Co., 6.21%, 2/5/08                        1,003,166
  1,000,000    J.P. Morgan & Co., Inc.,
               6.00%, 1/15/09                                       957,376
    500,000    Nabisco, Inc., 6.00%, 2/15/01                        499,396
  1,425,000    National Fuel Gas Co.,
               6.214%, 8/12/27                                    1,428,813
    500,000    Nationwide Health,
               7.90%, 11/20/06                                      485,172
    700,000    Olsten Corp., 7.00%, 3/15/06                         664,059
  1,000,000    Pacific Bell, 7.50%, 2/1/33                          990,466
  1,000,000    PaineWebber Group,
               6.55%, 4/15/08                                       979,927
  1,000,000    ReliaStar Financial Corp.,
               6.50%, 11/15/08                                      994,657
    350,000    Rockwell International Corp.,
               8.375%, 2/15/01                                      365,695
  1,500,000    SBC Communications Capital
               Corp., 7.25%, 7/15/25                              1,502,202
    150,000    Security Pacific Corp.,
               9.75%, 5/15/99                                       150,178
    300,000    SmithKline Beecham,
               6.625%, 10/1/05                                      305,350
  1,000,000    TRW Inc., 6.25%, 1/15/10                             961,573
  1,000,000    Tribune Co., 5.50%, 10/6/08                          944,070
  1,000,000    Wells Fargo & Co.,
               6.625%, 4/15/13                                      985,654
                                                                -----------

               TOTAL CORPORATE BONDS
               (COST $36,093,893)                                35,437,550
                                                                -----------

See Notes to the Financial Statements.

                                        JOHNSONFAMILY FUNDS Semi-Annual Report 1

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Principal
 Amount                                                            Value
--------------------------------------------------------------------------------

               CONVERTIBLE CORPORATE BONDS - 0.68%
$   500,000    Thermo Instrument Systems,
               4.00%, 1/15/05
               (cost $409,100)                                  $   405,625
                                                                -----------

               MUNICIPAL BONDS - 4.37%
    500,000    Chicago, Illinois Public Building,
               7.00%, 1/1/07                                        530,950
    325,000    Cook County School District,
               8.00%, 12/1/06                                       357,216
    500,000    Harris County Sports,
               6.75%, 11/15/17                                      500,000
    350,000    Massachusetts State Port Authority,
               6.35%, 7/1/07                                        347,764
    500,000    Oakland, California Pension,
               6.98%, 12/15/09                                      516,221
    350,000    San Francisco, California,
               Series A, 6.95%, 6/15/03                             362,991
                                                                -----------

               TOTAL MUNICIPAL BONDS
               (COST $2,604,982)                                  2,615,142
                                                                -----------

               U.S. GOVERNMENT AGENCIES - 20.26%
               NOTES - 16.05%
    500,000    Federal Farm Credit Bureau Note,
               5.05%, 11/6/03                                       484,531
    500,000    Federal Home Loan Bank,
               6.375%, 10/22/02                                     501,884
  1,000,000    Federal Home Loan Bank,
               5.50%, 1/21/03                                       996,018
    500,000    Federal Home Loan Bank,
               6.00%, 8/25/04                                       496,646
    500,000    Federal Home Loan Bank,
               6.229%, 4/20/05                                      500,024
    500,000    Federal Home Loan Bank,
               5.94%, 12/1/05                                       493,085
  1,000,000    Federal Home Loan Bank,
               6.15%, 3/3/08                                        986,924
  1,000,000    Federal Home Loan Mortgage
               Corp., 6.642%, 3/13/06                             1,008,455

               NOTES - 16.05% (CONTINUED)
 $  250,000    Federal Home Loan Mortgage
               Corp., 7.245%, 4/24/06                            $  256,508
    500,000    Federal Home Loan Mortgage
               Corp., 7.09%, 11/24/06                               502,931
  1,000,000    Federal National Mortgage Assoc.,
               6.14%, 3/24/03                                     1,001,157
    300,000    Federal National Mortgage Assoc.,
               7.25%, 6/1/05                                        306,651
    750,000    Federal National Mortgage Assoc.,
               6.85%, 9/12/05                                       758,280
    800,000    Federal National Mortgage Assoc.,
               6.65%, 3/8/06                                        806,609
    500,000    Federal National Mortgage Assoc.,
               6.29%, 4/23/08                                       496,818
                                                                -----------
                                                                  9,596,521
                                                                -----------

               REMICS - 3.35%
    424,376    Federal Home Loan Mortgage
               Corp., 2044 BD, 6.25%, 3/15/09                       423,551
    500,000    Federal Home Loan Mortgage
               Corp., 2024 C, 6.50%, 11/15/10                       501,908
    500,000    Federal National Mortgage Assoc.,
               97-23PE, 6.00%, 9/25/08                              488,227
    500,000    Federal National Mortgage Assoc.,
               1993-194, 6.50%, 10/25/08                            500,430
     91,882    Federal National Mortgage Assoc.,
               1994-4, 7.00%, 8/25/23                                90,966
                                                                -----------
                                                                  2,005,082
                                                                -----------

               OTHER AGENCY ISSUES - 0.86%
    500,000    PRIVATE EXPORT FUNDING CORP.,
               6.49%, 7/15/07                                       516,689
                                                                -----------

               TOTAL U.S. GOVERNMENT AGENCIES
               (COST $12,157,960)                                12,118,292
                                                                -----------

See Notes to the Financial Statements.

2 JOHNSONFAMILY FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Principal
 Amount                                                            Value
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS - 5.81%
$ 3,000,000    U.S. Treasury Bond,
               5.625%, 12/31/02                                 $ 3,035,625
  2,000,000    U.S. Treasury Strips, 11/15/24                       442,056
                                                                -----------

               TOTAL U.S. TREASURY OBLIGATIONS
               (COST $3,607,154)                                  3,477,681
                                                                -----------

               TOTAL BONDS
               (COST $54,873,089)                                54,054,290
                                                                -----------

Number
of Shares                                                          Value
--------------------------------------------------------------------------------
               PREFERRED STOCKS - 4.18%
     40,000    Great-West Life & Annuity
               Capital, 7.25%, 6/30/48                            1,000,000
     40,000    Tennessee Valley Authority,
               6.75%, 6/1/28                                      1,007,500
     20,000    WEC Capital Trust,
               6.85%, 3/31/39                                       490,000
                                                                -----------

               TOTAL PREFERRED STOCKS
               (COST $2,507,500)                                  2,497,500
                                                                -----------


Number
of Shares                                                          Value
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 6.14%
  2,259,649    SSGA Money Market Fund                           $ 2,259,649
  1,411,038    SSGA U.S. Government Money
               Market Fund                                        1,411,038
                                                                -----------

               TOTAL SHORT-TERM INVESTMENTS
               (COST $3,670,687)                                  3,670,687
                                                                -----------

               TOTAL INVESTMENTS - 100.69%
               (COST $61,051,276)                                60,222,477

               Liabilities, less Cash and
               Other Assets - (0.69)%                              (413,759)
                                                                -----------


               NET ASSETS - 100.00%                             $59,808,718
                                                                ===========


See Notes to the Financial Statements.

                                   JOHNSONFAMILY FUNDS Semi-Annual Report 3

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Large Cap Equity Fund

Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               COMMON STOCKS - 97.81%
               AEROSPACE - 1.18%
      5,860    Lockheed Martin Corp.                            $   252,346
      4,800    Northrop Grumman Corp.                               306,900
                                                                -----------
                                                                    559,246
                                                                -----------

               BANKING - 11.69%
     12,300    AmSouth Bancorporation                               585,019
      6,000    Chase Manhattan Corp.                                496,500
        900    Comerica, Inc.                                        58,556
      6,600    J.P. Morgan & Co., Inc.                              889,350
     13,800    Mellon Bank Corp.                                  1,025,512
     18,200    PNC Bank Corp.                                     1,053,325
     23,400    Summit Bancorp.                                      991,575
     12,500    UnionBanCal Corporation                              426,563
                                                                -----------
                                                                  5,526,400
                                                                -----------

               CHEMICALS - 2.53%
      9,100    Dow Chemical Co.                                   1,193,806
                                                                -----------

               CONSUMER DURABLES - 4.02%
     17,300    Ford Motor Co.                                     1,106,119
     22,100    ITT Industries, Inc.                                 795,600
                                                                -----------
                                                                  1,901,719
                                                                -----------

               CONSUMER STAPLES - 7.94%
     20,600    American Stores Co.                                  650,187
      9,100    Brown-Forman Corp., Class B                          670,556
      7,140    ConAgra, Inc.                                        177,608
     13,144    Interstate Bakeries Corp.                            292,454
     21,400    Rite Aid Corporation                                 498,888
      3,400    Sara Lee Corp.                                        75,650
     44,300    Supervalu, Inc.                                      924,763
      7,100    Unilever NV-NY Shares                                461,056
                                                                -----------
                                                                  3,751,162
                                                                -----------

               ENERGY - 7.84%
     13,900    Atlantic Richfield Co.                             1,166,731
     19,200    Phillips Petroleum Company                           972,000
     10,000    Sunoco, Inc.                                         357,500

               ENERGY - 7.84% (CONTINUED)
     14,000    Unocal Corporation                               $   581,875
     20,000    USX-Marathon Group                                   625,000
                                                                -----------
                                                                  3,703,106
                                                                -----------

               HEALTH CARE - 10.10%
     20,200    AMGEN Inc.                                         1,241,037
     18,200    Becton Dickinson & Co.                               676,813
      6,600    Bristol-Myers Squibb Co.                             419,513
     13,400    Merck & Co., Inc.                                    941,350
     15,700    Watson Pharmaceuticals, Inc.*                        635,850
     12,200    Wellpoint Health
               Networks, Inc.*                                      857,050
                                                                -----------
                                                                  4,771,613
                                                                -----------

               INDUSTRIALS - 9.24%
      3,000    FMC Corp.*                                           195,000
     17,700    Harris Corp.                                         611,756
     25,400    Harsco Corp.                                         833,437
     15,000    Johnson Controls, Inc.                             1,092,188
     11,600    Raytheon Co., Class B                                814,900
     15,900    Rockwell International Corp.                         820,838
                                                                -----------
                                                                  4,368,119
                                                                -----------

               INSURANCE - 7.02%
     25,000    Allstate Corporation (The)                           909,375
     13,700    Ambac Financial Group, Inc.                          827,137
     36,650    Old Republic International Corp.                     716,966
     23,500    ReliaStar Financial Corp.                            863,625
                                                                -----------

                                                                  3,317,103
                                                                -----------

               INVESTMENT COMPANIES - 1.56%
     21,000    A.G. Edwards, Inc.                                   735,000
                                                                -----------

               RETAIL - 4.75%
     22,900    Sears, Roebuck & Co.                               1,053,400
     23,100    VF Corp.                                           1,189,650
                                                                -----------
                                                                  2,243,050
                                                                -----------

               SERVICES - 8.49%
     17,000    Deluxe Corporation                                   588,625
     25,700    Dun & Bradstreet Corp.                               944,475

See Notes to the Financial Statements.

4 JOHNSONFAMILY FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               SERVICES - 8.49% (CONTINUED)
     21,700    King World Productions, Inc.*                    $   764,925
     19,000    R.R. Donnelley & Sons
               Company                                              672,125
     20,000    SABRE Group Holdings, Inc.
               (The)*                                             1,042,500
                                                                -----------
                                                                  4,012,650
                                                                -----------

               TECHNOLOGY - 9.99%
     16,300    Compaq Computer Corp.                                363,694
     14,950    Computer Associates
               International, Inc.                                  638,178
     13,600    Dell Computer Corp.*                                 560,150
     11,200    EMC Corp.*                                         1,220,100
      3,800    National Semiconductor Corp.*                         47,500
     24,000    Oracle Corporation*                                  649,500
     20,800    Sun Microsystems, Inc.*                            1,244,100
                                                                -----------
                                                                  4,723,222
                                                                -----------

               TELECOMMUNICATIONS - 8.75%
     17,518    Bell Atlantic Corp.                                1,009,475
      5,800    ComSat Corp.                                         188,500
      4,500    Frontier Corp.                                       248,343
     10,100    GTE Corp.                                            676,069
       175     SBC Communications Inc.                                9,800
     12,800    Sprint Corporation                                 1,312,800
     13,200    US WEST, Inc.                                        690,525
                                                                -----------
                                                                  4,135,512
                                                                -----------

               UTILITIES - 2.71%
     17,000    DTE Energy Co.                                       693,812
     15,100    Pinnacle West Capital Corp.                          586,069
                                                                -----------
                                                                  1,279,881

               TOTAL COMMON STOCKS
               (cost $39,551,918)                                46,221,589
                                                                -----------

Number
of Shares                                                          Value
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 3.71%
  1,254,448    SSGA Money Market Fund                            $1,254,448
    500,000    SSGA U.S. Government Money
               Market Fund                                          500,000
                                                                -----------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $1,754,448)                                  1,754,448
                                                                -----------

               TOTAL INVESTMENTS - 101.52%
               (cost $41,306,366)                                47,976,037

               Liabilities, less Cash and
               Other Assets (1.52)%                                (717,698)
                                                                -----------

               NET ASSETS - 100%                                $47,258,339
                                                                ===========


               * Non-income producing security

See Notes to the Financial Statements.

                                      JOHNSONFAMILY FUNDS Semi-Annual Report   5

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Small Cap Equity Fund

Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               COMMON STOCKS - 99.12%
               AEROSPACE - 2.00%
     12,800    Cordant Technologies, Inc.                       $   590,400
                                                                -----------

               BANKING - 8.86%
      8,375    Associated Banc-Corp                                 304,641
     16,400    Chittenden Corporation                               471,500
     39,200    Colonial BancGroup, Inc.                             485,100
      7,350    Commerce Bancshares, Inc.                            300,891
      9,800    F.N.B. Corporation                                   241,325
     13,700    Riggs National Corporation                           231,187
      5,000    SierraWest Bancorp                                   160,312
     10,000    UMB Financial Corporation                            415,625
                                                                -----------
                                                                  2,610,581
                                                                -----------

               BUILDING PRODUCTS - 2.48%
     12,400    Centex Construction
               Products, Inc.                                       438,650
      9,500    Texas Industries, Inc.                               293,313
                                                                -----------
                                                                    731,963
                                                                -----------

               CAPITAL GOODS - 4.67%
     21,100    Commercial Intertech Corp.                           270,344
     24,900    Milacron Inc.                                        572,700
     24,700    Regal-Beloit Corporation                             534,137
                                                                -----------
                                                                  1,377,181
                                                                -----------

               CHEMICALS - 3.60%
     12,400    Dexter Corporation (The)                             509,175
     19,900    Ferro Corporation                                    550,981
                                                                -----------
                                                                  1,060,156
                                                                -----------

               CONSUMER DURABLES - 6.79%
     18,000    A.O. Smith Corporation                               454,500
     13,000    Arvin Industries, Inc.                               476,125
      8,341    Dura Automotive Systems, Inc.*                       238,761
      7,400    Mohawk Industries, Inc.*                             238,650
      8,000    Navistar International
               Corporation*                                         418,500
      6,000    Skyline Corp.                                        175,875
                                                                -----------
                                                                  2,002,411
                                                                -----------

Number
of Shares                                                          Value
--------------------------------------------------------------------------------
               CONSUMER STAPLES - 4.12%
      8,200    Adolph Coors Company,
               Class B                                          $   438,700
      2,266    Block Drug Co., Inc., Class A                         79,593
     11,800    Longs Drug Stores Corp.                              405,625
     15,800    Ralcorp Holdings, Inc.*                              290,325
                                                                -----------
                                                                  1,214,243
                                                                -----------

               ENERGY - 5.91%
     11,200    Murphy Oil Corporation                               525,700
     56,000    Ocean Energy Inc.*                                   521,500
     18,800    Questar Corp.                                        341,925
     15,800    Valero Energy Corp.                                  352,538
                                                                -----------
                                                                  1,741,663
                                                                -----------

               HEALTH CARE - 7.04%
     25,000    ADAC Laboratories*                                   181,250
     17,100    Arrow International, Inc.                            384,750
      3,400    CorVel Corp.*                                        119,850
     15,700    Datascope Corp.*                                     446,469
     16,000    DENTSPLY International Inc.                          419,000
     11,400    Empi, Inc.*                                          255,075
      8,100    West Pharmaceutical
               Services, Inc.                                       267,806
                                                                -----------
                                                                  2,074,200
                                                                -----------

               INDUSTRIALS - 10.71%
     22,900    AMETEK, Inc.                                         522,406
     16,600    Barnes Group Inc.                                    349,638
     10,800    Blount International, Inc.,
               Class A                                              301,050
     15,000    CLARCOR Inc.                                         281,250
      9,600    CTS Corporation                                      512,400
     10,100    Pentair, Inc.                                        474,700
      8,900    Pittston Brink's Group                               234,738
     13,800    Trinity Industries, Inc.                             480,412
                                                                -----------
                                                                  3,156,594
                                                                -----------

See Notes to the Financial Statements.

6   JOHNSONFAMILY FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               INSURANCE - 6.07%
      1,600    American National
               Insurance Co.                                    $   111,000
     23,200    Capital Re Corp.                                     453,850
      9,298    Delphi Financial Group, Inc.,
               Class A*                                             289,400
      7,000    Everest Reinsurance
               Holdings, Inc.                                       212,188
      8,300    NAC Re Corp.                                         452,350
     14,300    PXRE Corp.                                           271,700
                                                                -----------
                                                                  1,790,488
                                                                -----------

               MANUFACTURING - 1.48%
     10,000    SPS Technologies, Inc.*                              436,250
                                                                -----------

               RETAIL - 7.07%
     18,400    Brown Group, Inc.                                    300,150
     12,800    Guilford Mills, Inc.                                 121,600
     10,900    Lands' End, Inc.*                                    416,925
     50,400    Pier 1 Imports, Inc.                                 371,700
      8,400    Ross Stores, Inc.                                    385,875
     14,200    ShopKo Stores, Inc.*                                 487,237
                                                                -----------
                                                                  2,083,487
                                                                -----------

               SERVICES - 10.63%
     25,700    Aaron Rents, Inc.                                    427,263
     41,700    Arctic Cat, Inc.                                     359,662
     44,200    Buffets, Inc.*                                       442,000
     23,000    Computer Task Group,
               Incorporated                                         428,375
     27,600    Huffy Corp.                                          367,425
     15,300    Ogden Corp.                                          394,931
     18,500    Standard Motor Products, Inc.                        430,125
     16,200    UniFirst Corporation                                 282,488
                                                                -----------
                                                                  3,132,269
                                                                -----------

               TECHNOLOGY - 9.91%
      6,700    Andrew Corp.*                                         93,381
     15,200    BARRA, Inc.*                                         297,350
      7,357    BMC Software, Inc.*                                  316,811

Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               TECHNOLOGY - 9.91% (CONTINUED)
      7,600    Communications Systems, Inc.                      $   93,100
      9,400    Dallas Semiconductor Corp.                           399,500
     22,300    DSP Group, Inc.*                                     404,187
      8,000    National Instruments Corp.*                          272,000
      6,900    Novellus Systems, Inc.*                              326,025
     10,800    Progress Software Corporation*                       245,700
     21,100    Xircom, Inc.*                                        474,750
                                                                -----------
                                                                  2,922,804
                                                                -----------

               TELECOMMUNICATIONS - 2.18%
     14,500    Aliant Communications, Inc.                          641,625
                                                                -----------

               TRANSPORTATION - 1.37%
     13,100    Avondale Industries, Inc.*                           403,644
                                                                -----------

               UTILITIES - 4.23%
      8,600    BEC Energy                                           365,500
     11,700    Eastern Enterprises                                  420,469
     14,800    TNP Enterprises, Inc.                                462,500
                                                                -----------
                                                                  1,248,469
                                                                -----------

               TOTAL COMMON STOCKS
               (cost $31,097,005)                                29,218,428
                                                                -----------

               SHORT-TERM INVESTMENTS - 0.83%
    123,826    SSGA Money Market Fund                               123,826
    122,438    SSGA U.S. Government
               Money Market Fund                                    122,438
                                                                -----------

               TOTAL SHORT-TERM INVESTMENTS
               (COST $246,264)                                      246,264
                                                                -----------
               TOTAL INVESTMENTS - 99.95%
               (COST $31,343,269)                                29,464,692

               Cash and Other Assets,
               less Liabilities - 0.05%                              14,019
                                                                -----------

               NET ASSETS - 100.00%                             $29,478,711
                                                                ===========


               * Non-income producing security

See Notes to the Financial Statements.

                                      JOHNSONFAMILY FUNDS Semi-Annual Report   7

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

International Equity Fund

Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               COMMON STOCKS - 92.97%
               Argentina - 0.46%
     29,300    Telefonica de Argentina S.A. -
               Class B                                          $   108,160
                                                                -----------

               AUSTRALIA - 6.66%
     38,100    Coles Myer Ltd.                                      202,734
     55,000    CSR Ltd.                                             147,260
     16,200    National Australia Bank                              315,862
     29,100    Rothmans Holdings Ltd.                               268,069
     40,000    Santos Limited                                       137,849
     34,200    Westpac Banking Corporation
               Ltd.                                                 261,469
     94,083    Westralian Sands Limited                             210,750
                                                                -----------
                                                                  1,543,993
                                                                -----------

               AUSTRIA - 0.84%
      1,300    EVN  AG                                              194,312
                                                                -----------

               BELGIUM - 3.03%
        800    Electrabel SA                                        264,156
      2,000    G.I.B. Group SA                                       76,682
        600    PetroFina SA                                         363,098
                                                                -----------
                                                                    703,936
                                                                -----------

               BRAZIL - 1.08%
  9,100,000    Companhia Brasileira de
               Petroleo Ipiranga - Preferred                         63,629
      4,900    Companhia Vale do Rio Doce -
               Preferred A                                           94,219
  1,000,000    Telecomunicacoes Brasileiras
               S.A.- Preferred Receipts*                             92,821
                                                                -----------
                                                                    250,669
                                                                -----------

               CANADA - 3.32%
      2,800    Alberta Energy Company Ltd.                       $   82,675
      1,300    Alcan Aluminum Ltd.                                   41,063
      1,500    BCE, Inc.                                             68,496
        408    BCT.Telus Communications
               Inc. - Class A                                        10,058
      1,224    BCT.Telus Communications Inc.                         30,510
      3,126    Boliden Limited*                                       5,947


Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               CANADA - 3.32% (CONTINUED)
      2,200    Canadian Imperial Bank
               of Commerce                                       $   56,651
      1,300    Canadian Pacific Ltd.                                 29,369
      2,000    Imasco Ltd.                                           44,084
      4,200    Imperial Oil Ltd.                                     87,242
        500    Magna International,
               Inc. - Class A                                        29,784
      5,500    National Bank of Canada                               88,752
        800    Northern Telecom Ltd.                                 54,384
      1,900    Quebecor, Inc. - Class A                              45,207
      1,800    The Toronto-Dominion Bank                             96,223
                                                                -----------
                                                                    770,445
                                                                -----------

               DENMARK - 3.72%
      2,000    A/S Forsikringsselskabet
               Codan                                                198,900
      1,900    Den Danske Bank Group                                219,275
      2,700    Tele Danmark A.S. - Class B                          278,902
      2,400    Unidanmark A.S. - Class A                            165,161
                                                                -----------
                                                                    862,238
                                                                -----------

               FINLAND - 3.60%
     10,400    Enso Oyj                                             121,583
      1,600    Huhtamaki Oyj                                         57,554
     13,800    Kemira Oyj                                            89,790
      3,200    Nokia Oyj - Class A                                  246,974
      6,000    Orion-Yhtymae OY - Class B                           120,609
      6,300    Rauma Oyj                                             84,649
      9,300    Valmet Oyj                                           114,135
                                                                -----------
                                                                    835,294
                                                                -----------

               FRANCE - 6.09%
      1,100    Cap Gemini SA                                        168,398
      1,600    Elf Aquitaine                                        248,836
        400    Eridania Beghin-Say SA                                55,565
        200    L'Oreal                                              128,227
      1,800    Pernod Ricard                                        121,593
        100    Sagem SA                                              56,073
      3,300    Scor                                                 164,791
        700    Societe Generale - A                                 125,455
      1,400    Union des Assurances Federales                       156,115
     12,100    Usinor SA                                            187,414
                                                                -----------
                                                                  1,412,467
                                                                -----------

See Notes to the Financial Statements.

8   JOHNSONFAMILY FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               GERMANY - 5.44%
      3,000    BASF AG                                          $   131,559
      3,700    Commerzbank AG                                       119,784
      9,300    Deutsche Telekom AG                                  367,002
        300    Dyckerhoff AG                                         80,935
      3,000    Gehe AG                                              138,066
      3,600    Merck KGaA                                           121,879
        200    SAP AG                                                64,113
      1,500    Schering AG                                          173,376
        100    Wella AG                                              64,537
                                                                -----------
                                                                  1,261,251
                                                                -----------
               GREECE - 0.46%
      4,555    Hellenic Telecommunication
               Organization SA                                      105,951
                                                                -----------

               HONG KONG - 3.16%
     62,000    Hong Kong Telecommunications
               Ltd.                                                 166,796
      5,600    HSBC Holdings PLC                                    208,098
     64,000    Johnson Electric Holdings Ltd.                       191,169
     67,000    New World Development
               Company Ltd.                                         165,983
                                                                -----------
                                                                    732,046
                                                                -----------

               ITALY - 0.65%
     41,000    Benetton Group SpA                                    73,741
     22,900    Fiat SpA                                              76,802
                                                                -----------
                                                                    150,543
                                                                -----------

               JAPAN - 8.41%
      5,000    Canon, Inc.                                          122,318
      4,000    Dai Nippon Printing
               Company Ltd.                                          63,404
      5,100    Daito Trust Construction
               Co. Ltd.                                              59,989
      3,000    Fuji Photo Film                                      113,353
      8,000    Fujisawa Pharmaceutical
               Co. Ltd.                                             131,366
     22,000    Mitsubishi Heavy Industries Ltd.                      96,396

Number
of Shares                                                          Value
--------------------------------------------------------------------------------
               JAPAN - 8.41% (CONTINUED)
      6,000    NEC Corporation                                    $  71,681
      6,000    Nippon Express Co. Ltd.                               39,209
         17    Nippon Telegraph &
               Telephone Corp.                                      185,152
      4,000    Sankyo Co. Ltd.                                       83,947
      5,000    Shiseido Company Ltd.                                 78,752
     10,000    Suzuki Motor Corp.                                   142,425
     16,000    Takara Standard Co. Ltd.                             116,755
      1,000    TDK Corp.                                             75,653
      5,000    Toho Bank Ltd.                                        17,803
        700    Toho Co. Ltd.                                         99,169
     10,000    Tonen Corp.                                           60,070
     12,000    Toyo Suisan Kaisha, Ltd.                              99,530
     10,000    Wacoal Corp.                                         108,075
     13,000    Yakult Honsha Co. Ltd.                               121,765
      2,000    Yamanouchi Pharmaceutical
               Co. Ltd.                                              63,337
                                                                -----------
                                                                  1,950,149
                                                                -----------

               MALAYSIA - 0.80%
     96,000    Golden Hope Plantations Bhd                           65,888
    110,000    Highlands & Lowlands Bhd                              63,222
     50,000    Kuala Lumpur Kepong Bhd                               55,791
                                                                -----------
                                                                    184,901
                                                                -----------

               MEXICO - 1.78%
     31,000    Carso Global Telecom                                 150,140
     26,000    Cemexa SA de CV *                                    120,999
        780    Cemexa SA de CV - CPO *                                3,630
     31,000    Organizacion Soriana SA de CV                        139,572
                                                                -----------
                                                                    414,341
                                                                -----------

               NETHERLANDS - 7.19%
      9,400    ABN AMRO Holding NV                                  224,259
      1,200    DSM NV                                               116,102
      7,292    Fortis Amev NV                                       259,988
      3,425    ING Group NV                                         211,254
      5,200    KPN NV                                               217,309
      1,600    Phillips Electronics NV                              137,960
      5,000    Royal Dutch Petroleum Co.                            291,473
      4,900    Stork NV                                             104,719
      4,800    Telegraaf Holdings MIJ - CVA                         104,613
                                                                -----------
                                                                  1,667,677
                                                                -----------

See Notes to the Financial Statements.

                                      JOHNSONFAMILY FUNDS Semi-Annual Report   9

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               NEW ZEALAND - 0.92%
     40,800    Telecom Corporation of
               New Zealand Ltd.                                 $   212,322
                                                                -----------

               NORWAY - 2.08%
     35,200    Christiania Bank Og Kreditkasse                      135,623
     53,400    Den Norske Bank ASA                                  193,401
      4,300    Norske Skogindustrier ASA                            154,078
                                                                -----------
                                                                    483,102
                                                                -----------

               PORTUGAL - 0.36%
      2,000    Portugal Telecom SA                                   83,474
                                                                -----------

               SINGAPORE - 3.01%
     24,000    City Developments Ltd.                               160,142
      6,200    Creative Technology Ltd.*                             77,980
     13,000    Development Bank of
               Singapore Ltd.                                       138,175
     23,000    Overseas Union Bank Ltd.                             118,158
     22,000    Singapore Airlines Ltd.                              202,657
                                                                -----------
                                                                    697,112
                                                                -----------

               SOUTH AFRICA - 0.66%
      2,970    Anglo American Corporation
               of South Africa Limited                              152,969
                                                                -----------

               SPAIN - 2.24%
      9,500    Iberdrola SA                                         133,173
      8,254    Telefonica SA                                        387,288
                                                                -----------
                                                                    520,461
                                                                -----------

               SWEDEN - 1.69%
      4,100    Mo och Domsjo AB - Class B                           105,781
     21,000    Nordbanken Holding AB                                132,330
      8,000    Trelleborg AB - Class B                               74,190
      3,000    Volvo AB - Class B                                    79,362
                                                                -----------
                                                                    391,663
                                                                -----------
Number
of Shares                                                          Value
--------------------------------------------------------------------------------
               SWITZERLAND - 5.34%
        100    Compagnie Financiere
               Richemont AG                                      $  170,378
        200    Hilti AG                                             141,609
        100    Nestle SA                                            185,419
        200    Novartis AG                                          293,333
        100    Schweizerische
               Rueckversicherungs-Gesellschaft                      219,245
        300    SGS Societe Generale
               de Surveillance Holding SA                            67,192
        600    The Swatch Group AG-REG                               91,428
        300    Valora Holding AG                                     70,148
                                                                -----------
                                                                  1,238,752
                                                                -----------

               TURKEY - 0.70%
  7,137,000    Petkim Petrokimya
               Holdings A.S.                                        123,942
  3,052,280    Tofas Turk Otomobil
               Fabrika A.S.                                          39,365
                                                                -----------
                                                                    163,307
                                                                -----------

               UNITED KINGDOM - 19.28%
     15,100    Allied Domecq PLC                                    118,155
      5,350    Allied Zurich PLC*                                    73,131
      4,500    AstraZeneca Group PLC                                176,276
     10,200    Barclays PLC                                         324,180
      7,900    Boots Company PLC                                    104,617
     14,400    British Aerospace PLC                                107,809
      7,600    British Airways PLC                                   60,264
      5,350    British American Tobacco PLC                          44,921
     46,500    British Steel PLC                                    110,616
     17,000    British Telecommunications PLC                       285,751
      9,001    CGU PLC                                              142,238
      7,000    Great Universal Stores PLC                            80,414
     24,000    Guardian Royal Exchange PLC                          147,996
     13,000    Hays PLC                                             144,631
      9,200    HSBC Holdings PLC                                    350,906
      7,000    Johnson Matthey PLC                                   65,931
     13,200    Kingfisher PLC                                       197,649
     26,100    Ladbroke Group PLC                                   127,222
      9,900    Lonmin PLC                                            82,407

See Notes to the Financial Statements.

10   JOHNSONFAMILY FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 1999 (Unaudited)

Number
of Shares                                                          Value
--------------------------------------------------------------------------------

               UNITED KINGDOM - 19.28% (CONTINUED)
      9,900    Lonrho Africa PLC                                $     7,890
     11,800    PowerGen PLC                                         129,570
     18,800    Racal Electronics PLC                                129,853
     16,800    Shell Transport & Trading Co.                        125,912
     36,100    Smith (David S.) Holdings                             77,884
     15,300    SmithKline Beecham PLC                               202,489
     17,400    Tate & Lyle PLC                                      119,833
      9,808    Thames Water PLC                                     136,126
     16,200    Unilever PLC                                         143,716
     49,800    Woolwich PLC                                         318,516
     20,600    WPP Group PLC                                        182,087
     21,900    Yorkshire Water PLC                                  152,676
                                                                -----------
                                                                  4,471,666
                                                                -----------

               TOTAL COMMON STOCKS
               (cost $21,285,397)                                21,563,201
                                                                -----------

               UNSECURED NOTES - 0.23%
               AUSTRALIA
    143,500    RGC Gold Unsecured Notes                              53,396
                                                                -----------

               TOTAL UNSECURED NOTES
               (cost $51,073)                                        53,396
                                                                -----------

               SHORT-TERM INVESTMENTS - 6.27%
    366,059    SSGA Money Market Fund                               366,059
  1,089,245    SSGA U.S. Government
               Money Market Fund                                  1,089,245
                                                                -----------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $1,455,304)                                  1,455,304
                                                                -----------

               TOTAL INVESTMENTS - 99.47%
               (cost $22,791,774)                                23,071,901

               Cash and Other Assets,
               less Liabilities - 0.53%                             122,167
                                                                -----------

               NET ASSETS - 100.00%                             $23,194,068
                                                                ===========

               * Non-income producing security

As of April 30, 1999, the International Equity Fund's investments, excluding short-term investments, were diversified as follows:

INDUSTRY SECTOR
Consumer Durables                                           3.30%
Consumer Staples                                            9.50
Energy Sources                                              7.00
Financial Services                                         24.80
Health Care Products                                        6.40
Industrial                                                 19.60
Retail                                                      5.50
Services                                                    4.30
Technology                                                  4.20
Telecommunications                                         11.50
Utilities                                                   3.90
                                                         -------

TOTAL INDUSTRY SECTOR                                     100.00%
                                                         =======

See Notes to the Financial Statements.

                                     JOHNSONFAMILY FUNDS Semi-Annual Report   11

STATEMENTS OF ASSETS AND LIABILITIES April 30, 1999 (Unaudited)


                                                         INTERMEDIATE        LARGE CAP        SMALL CAP       INTERNATIONAL
                                                      FIXED INCOME FUND     EQUITY FUND      EQUITY FUND       EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $61,051,276,
   $41,306,366, $31,343,269 and
   $22,791,774, respectively)                          $  60,222,477      $  47,976,037     $  29,464,692      $  23,071,901
Dividends, interest and tax withholding receivable           867,292             75,280            24,024            139,732
Organizational expenses, net
   of accumulated amortization                                22,880             22,880            22,880             22,880
Prepaids and other assets                                     10,658             12,781            10,821              9,665
                                                       -------------      -------------     -------------      -------------
     Total Assets                                         61,123,307         48,086,978        29,522,417         23,244,178
                                                       -------------      -------------     -------------      -------------
LIABILITIES:
Payable for investments purchased                          1,000,000            658,275              --                4,485
Payable for fund shares redeemed                                --              104,744              --                 --
Dividend payable                                             259,348               --                --                 --
Accrued investment advisory fees                              11,859             28,943            17,558             17,811
Accrued distribution fees                                     18,987             16,389            10,577              7,460
Other liabilities                                             24,395             20,288            15,571             20,354
                                                       -------------      -------------     -------------      -------------
     Total Liabilities                                     1,314,589            828,639            43,706             50,110
                                                       -------------      -------------     -------------      -------------

NET ASSETS                                             $  59,808,718      $  47,258,339     $  29,478,711      $  23,194,068
                                                       =============      =============     =============      =============
NET ASSETS CONSIST OF:
Capital stock                                          $         605      $         450     $         353      $         228
Paid-in capital                                           60,339,034         39,069,424        33,163,830         22,758,984
Undistributed net investment income                            9,930             38,567            28,755            129,987
Accumulated net realized gain (loss)
   on investments                                            287,948          1,480,227        (1,835,650)            50,191
Accumulated net realized loss from foreign
   currency transactions                                        --                 --                --              (24,690)
Net unrealized appreciation (depreciation)
   on investments                                           (828,799)         6,669,671        (1,878,577)           681,910
Net unrealized depreciation on translation of
   assets and liabilities in foreign currencies                 --                 --                --             (402,542)
                                                       -------------      -------------     -------------      -------------
Net Assets                                             $  59,808,718      $  47,258,339     $  29,478,711      $  23,194,068
                                                       =============      =============     =============      =============
CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                               100,000,000        100,000,000       100,000,000        100,000,000
Issued and outstanding                                     6,046,386          4,504,524         3,527,349          2,278,157

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE         $        9.89      $       10.49     $        8.36      $       10.18
                                                       =============      =============     =============      =============
MAXIMUM OFFERING PRICE PER SHARE                       $       10.17      $       10.93     $        8.71      $       10.60
                                                       =============      =============     =============      =============

See Notes to the Financial Statements.

12  JOHNSONFAMILY FUNDS Semi-Annual Report

STATEMENTS OF OPERATIONS for the six months ended April 30, 1999 (Unaudited)

                                                       INTERMEDIATE       LARGE CAP       SMALL CAP      INTERNATIONAL
                                                    FIXED INCOME FUND    EQUITY FUND     EQUITY FUND      EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding taxes of
   $0, $0, $0 and $38,157, respectively)               $      --        $   393,437     $   202,916      $   291,845
Interest                                                 1,919,904           32,157          31,426           29,094
                                                       -----------      -----------     -----------      -----------
   Total Investment Income                               1,919,904          425,594         234,342          320,939
                                                       -----------      -----------     -----------      -----------
EXPENSES:
Investment advisory fees                                   139,908          166,343          98,528           93,700
Distribution fees                                           64,422           47,601          28,778           21,992
Administration and fund accounting fees                     62,181           44,358          26,274           20,822
Legal fees                                                  16,022            9,046           6,937            6,754
Transfer agent fees and expenses                             9,350            9,269           8,270            8,552
Miscellaneous                                                7,700            4,787           2,531            2,451
Custody fees                                                 7,160            5,046           4,202           15,728
Pricing expenses                                             5,731            1,498           1,647           13,269
Directors' fees and expenses                                 4,758            4,758           4,777            4,730
Audit fees                                                   2,922            2,210           1,685            1,628
Amortization of organizational costs                         2,896            2,896           2,896            2,896
Federal and state registration fees                          2,363            3,440           3,523            2,126
                                                       -----------      -----------     -----------      -----------

   Total Expenses Before Waivers                           325,413          301,252         190,048          194,648
Waiver of expenses                                         (61,143)            --              --             (2,102)
                                                       -----------      -----------     -----------      -----------

   Net Expenses                                            264,270          301,252         190,048          192,546
                                                       -----------      -----------     -----------      -----------

NET INVESTMENT INCOME                                    1,655,634          124,342          44,294          128,393
                                                       -----------      -----------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments                    287,951        1,480,230      (1,480,055)          50,191
Net realized loss on foreign currency transactions            --               --              --            (22,004)
Net change in unrealized appreciation
   (depreciation) on investments                        (2,568,650)       2,714,385       1,904,006        3,960,491
Net change in unrealized depreciation on
   translation of assets and liabilities
   in foreign currencies                                      --               --              --         (1,222,281)
                                                       -----------      -----------     -----------      -----------
Net gain (loss) on investments and
   foreign currency transactions                        (2,280,699)       4,194,615         423,951        2,766,397
                                                       -----------      -----------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           $  (625,065)     $ 4,318,957     $   468,245      $ 2,894,790
                                                       ===========      ===========     ===========      ===========

See Notes to the Financial Statements.

                                     JOHNSONFAMILY FUNDS Semi-Annual Report   13

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  INTERMEDIATE                              LARGE CAP
                                                                FIXED INCOME FUND                          EQUITY FUND
                                                       ------------------------------------   -------------------------------------
                                                       SIX MONTHS ENDED    PERIOD ENDED       SIX MONTHS ENDED    PERIOD ENDED
                                                        APRIL 30, 1999   OCTOBER 31, 1998(1)   APRIL 30, 1999   OCTOBER 31, 1998(1)
                                                          (UNAUDITED)                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                  $  1,655,634        $  2,046,256        $    124,342        $    127,415
Net realized gain (loss) on investments                     287,951              38,624           1,480,230             295,452
Net realized loss on foreign
   currency transactions                                       --                  --                  --                  --
Change in unrealized appreciation
   (depreciation) on investments                         (2,568,650)          1,640,755           2,714,385          (2,106,481)
Change in unrealized appreciation on translation
   of assets and liabilities in foreign currencies             --                  --                  --                  --
                                                       ------------        ------------        ------------        ------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                             (625,065)          3,725,635           4,318,957          (1,683,614)
                                                       ------------        ------------        ------------        ------------

DISTRIBUTIONS PAID FROM:                               1,668,617          (2,027,129)            119,424             (97,237)
Net investment income                                     1,668,617          (2,027,129)            119,424             (97,237)
Net realized gains                                           38,627                --               295,455                --
                                                       ------------        ------------        ------------        ------------
                                                          1,707,244          (2,027,129)            414,879             (97,237)

SHARE TRANSACTIONS:
Shares sold                                               7,135,465          29,847,907           8,623,214          21,512,846
Shares sold during common and
   commingled trust fund conversions                           --            40,058,886                --            23,721,464
Proceeds from reinvestment of distributions                 926,152             933,300             231,418              50,640
Shares redeemed                                         (13,970,228)         (4,538,961)         (6,433,359)         (2,619,111)
                                                       ------------        ------------        ------------        ------------
     Net Increase (Decrease) from Share Transactions     (5,908,611)         66,301,132           2,421,273          42,665,839
                                                       ------------        ------------        ------------        ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  (8,240,920)         67,999,638           6,325,351          40,884,988

NET ASSETS:
Beginning of period                                      68,049,638              50,000          40,932,988              48,000
                                                       ------------        ------------        ------------        ------------

End of period                                          $ 59,808,718        $ 68,049,638        $ 47,258,339        $ 40,932,988
                                                       ============        ============        ============        ============
Undistributed net investment income
   included in net assets at end of period             $      9,930        $     21,661        $     38,567        $     32,397
                                                       ============        ============        ============        ============



(1)Commenced operations on March 31, 1998.

See Notes to the Financial Statements.

14   JOHNSONFAMILY FUNDS Semi-Annual Report

             SMALL CAP                                 INTERNATIONAL
            EQUITY FUND                                 EQUITY FUND
---------------------------------------    -------------------------------------
SIX MONTHS ENDED       PERIOD ENDED        SIX MONTHS ENDED     PERIOD ENDED
 APRIL 30, 1999     OCTOBER 31, 1998(1)     APRIL 30, 1999   OCTOBER 31, 1998(1)
  (UNAUDITED)                                 (UNAUDITED)
--------------------------------------------------------------------------------
$     44,294        $      4,365        $    128,393        $    217,156
  (1,480,055)           (355,595)             50,191               1,926

        --                  --               (22,004)            (27,945)

   1,904,006          (3,782,583)          3,960,491          (3,278,581)

        --                  --            (1,222,281)            819,739
------------        ------------        ------------        ------------

     468,245          (4,133,813)          2,894,790          (2,267,705)
------------        ------------        ------------        ------------

      23,144                --               193,724                --
        --                  --                 1,640                --
------------        ------------        ------------        ------------
      23,144                --               195,364                --


   8,343,869          28,599,992           3,411,868          23,895,804

           -                   -                   -                   -
      16,934                --               124,825                --
  (2,158,528)         (1,635,844)         (2,900,020)         (1,771,130)
------------        ------------        ------------        ------------
   6,202,275          26,964,148             636,673          22,124,674
------------        ------------        ------------        ------------

   6,647,376          22,830,335           3,336,099          19,856,969


  22,831,335               1,000          19,857,969               1,000
------------        ------------        ------------        ------------

$ 29,478,711        $ 22,831,335        $ 23,194,068        $ 19,857,969
============        ============        ============        ============

$     28,755        $      6,353        $    129,987        $    191,380
============        ============        ============        ============




                                       JOHNSONFAMILY FUNDS Semi-Annual Report 15

FINANCIAL HIGHLIGHTS


                                                                   INTERMEDIATE                               LARGE CAP
                                                                 FIXED INCOME FUND                           EQUITY FUND
                                                       -------------------------------------   -------------------------------------
                                                       SIX MONTHS ENDED    PERIOD ENDED        SIX MONTHS ENDED    PERIOD ENDED
                                                        APRIL 30, 1999   OCTOBER 31, 1998(1)    APRIL 30, 1999   OCTOBER 31, 1998(1)
                                                          (UNAUDITED)                             (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    10.27         $    10.00         $     9.59         $    10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.27               0.31               0.03               0.03
Net realized and unrealized gain (loss)
   on investments and foreign currency transactions            (0.37)              0.27               0.97              (0.42)
                                                          ----------         ----------         ----------         ----------
     Total from Investment Operations                          (0.10)              0.58               1.00              (0.39)
                                                          ----------         ----------         ----------         ----------
LESS DISTRIBUTIONS PAID:
From net investment income                                     (0.27)             (0.31)             (0.03)             (0.02)
From capital gains                                             (0.01)              --                (0.07)              --
                                                          ----------         ----------         ----------         ----------
     Total Distribution Paid                                   (0.28)             (0.31)             (0.10)             (0.02)
                                                          ----------         ----------         ----------         ----------
NET ASSET VALUE, END OF PERIOD                            $     9.89         $    10.27         $    10.49         $     9.59
                                                          ==========         ==========         ==========         ==========

TOTAL RETURN(2)                                                (1.03)%             5.89%             10.41%             (3.87)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                          $   59,809         $   68,050         $   47,258         $   40,933
Ratio of expenses to average net assets,
   net of waivers(3)                                            0.85%              0.85%              1.36%              1.45%
Ratio of net investment income to
   average net assets, net of waivers(3)                        5.33%              5.32%              0.56%              0.55%
Ratio of expenses to average net assets,
   before waivers(3)                                            1.05%              1.11%              1.36%              1.45%
Ratio of net investment income to average net
   assets, before waivers(3)                                    5.13%              5.06%              0.56%              0.55%
Portfolio turnover rate(2)                                        42%                47%                24%                27%


(1)Commenced operations on March 31, 1998.

(2)Not annualized

(3)Annualized

See Notes to the Financial Statements.

16   JOHNSONFAMILY FUNDS Semi-Annual Report

               SMALL CAP                             INTERNATIONAL
              EQUITY FUND                             EQUITY FUND
--------------------------------------  ----------------------------------------
SIX MONTHS ENDED    PERIOD ENDED        SIX MONTHS ENDED      PERIOD ENDED
 APRIL 30, 1999   OCTOBER 31, 1998(1)    APRIL 30, 1999     OCTOBER 31, 1998(1)
   (UNAUDITED)                            (UNAUDITED)
--------------------------------------------------------------------------------

  $     8.22         $    10.00         $     8.97         $    10.00


        0.02               --                 0.06               0.09

        0.13              (1.78)              1.24              (1.12)
  ----------         ----------         ----------         ----------
        0.15              (1.78)              1.30              (1.03)
  ----------         ----------         ----------         ----------

       (0.01)              --                (0.09)              --
        --                 --                 --                 --
  ----------         ----------         ----------         ----------
       (0.01)              --                (0.09)              --

  $     8.36         $     8.22         $    10.18         $     8.97
  ==========         ==========         ==========         ==========

        1.79%            (17.80)%            14.59%            (10.30)%


  $   29,479         $   22,831         $   23,194         $   19,858

        1.45%              1.50%              1.85%              1.85%

        0.34%              0.03%              1.23%              1.85%

        1.45%              1.57%              1.87%              1.96%

        0.34%             (0.04)%             1.21%              1.74%
          29%                 3%                 3%                 6%

                                       JOHNSONFAMILY FUNDS Semi-Annual Report 17

NOTES TO THE FINANCIAL STATEMENTS April 30, 1999 (Unaudited)


1.   Organization

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 1999, the only series presently authorized are the JohnsonFamily Intermediate Fixed Income Fund, the JohnsonFamily Large Cap Equity Fund, the JohnsonFamily Small Cap Equity Fund and the JohnsonFamily International Equity Fund (individually referred to as a "Fund" and collectively as the "Funds").

As of March 31, 1998, assets of the common and commingled trust funds of the Johnson Heritage Fund for Income and the Johnson Heritage Income Fund were transferred to the JohnsonFamily Intermediate Fixed Income Fund and assets of the common and commingled trust funds of the Johnson Heritage Equity Income Fund and Johnson Value Fund were transferred to the JohnsonFamily Large Cap Equity Fund under Section 584(h) of the Internal Revenue Code. These transfers were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value with the original cost basis and purchase dates being retained for book and tax purposes. Proceeds from commingled and common trust fund conversions, as shown on the Statement of Changes in Net Assets, represent the market value of the commingled and common trust funds at the date of conversion. The net change in unrealized appreciation on investments on the Statement of Changes in Net Assets for the period ended October 31, 1998 does not reflect the $99,096 and $6,061,767 unrealized appreciation for the Intermediate Fixed Income Fund and Large Cap Equity Fund, respectively, that existed at the date of the common and commingled trust funds transfer.



2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

A.   INVESTMENT VALUATION
Equity securities listed on a recognized U.S. or foreign securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Unlisted equity securities for which market quotations are readily available will be valued at the most recent bid price. Equity securities listed on a recognized U.S. or foreign securities exchange for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at bid prices furnished by a pricing service. Debt instruments maturing within 60 days are valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Johnson Asset Management, Inc. (the "Adviser") pursuant to guidelines established by the Board of Directors.

B.   FOREIGN CURRENCY TRANSLATIONS
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds have elected to separately disclose the results of operations due solely to the changes in foreign currency rates.

18 JOHNSONFAMILY FUNDS Semi-Annual Report

C.   FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds are authorized to enter into foreign currency contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 1999, the International Equity Fund has no such contracts outstanding.

D.   ORGANIZATIONAL COSTS
Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Funds commenced their investment activities. If any of the original shares of the Funds purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

E.   FEDERAL INCOME AND EXCISE TAXES
Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

F.   DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income, if any, will be declared and paid monthly for the Intermediate Fixed Income Fund, quarterly for the Large Cap Equity Fund and annually for both the Small Cap Equity and International Equity Funds. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. Accordingly, at April 30, 1999, reclassifications were recorded to increase undistributed net investment income by $1,252 and decrease paid-in-capital by $1,252 for each Fund.

G.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

H.   EXPENSES
The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

I.   USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

                                       JOHNSONFAMILY FUNDS Semi-Annual Report 19

3.   Capital Stock

Transactions in shares of capital stock were as follows:

                                                       FOR THE PERIOD NOVEMBER 1, 1998 TO APRIL 30, 1999
                                                INTERMEDIATE       LARGE CAP        SMALL CAP       INTERNATIONAL
                                            FIXED INCOME FUND     EQUITY FUND      EQUITY FUND       EQUITY FUND---
---------------------------------------------------------------------------------------------------------------------
Shares sold                                       705,622           849,785         1,008,121           356,205
Shares issued to holders in reinvestment
     of dividends                                  91,462            22,591             1,990            13,057
Shares redeemed                                (1,375,825)         (634,309)         (261,326)         (306,056)
                                              -----------       -----------       -----------       -----------
Net increase (decrease)                          (578,741)          238,067           748,785            63,206
                                              ===========       ===========       ===========       ===========
                                                       FOR THE PERIOD MARCH 31, 1998(1) TO OCTOBER 31, 1998
                                                INTERMEDIATE       LARGE CAP        SMALL CAP       INTERNATIONAL
                                            FIXED INCOME FUND     EQUITY FUND      EQUITY FUND       EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
Shares sold                                     2,768,369         2,159,747         2,966,300         2,409,981
Shares sold during common and commingled
     trust fund conversions                     4,205,889         2,372,146               --                --
Shares issued to holders in reinvestment
     of dividends                                  92,087             5,366               --                --
Shares redeemed                                  (446,218)         (275,602)         (187,836)         (195,130)
                                              -----------       -----------       -----------       -----------
Net increase                                    6,620,127         4,261,657         2,778,464         2,214,851
                                              ===========       ===========       ===========       ===========
(1)  Commencement of operations.


4.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding U.S. government and short-term securities, for the period November 1, 1998 to April 30, 1999 are as follows:

                                                INTERMEDIATE       LARGE CAP        SMALL CAP       INTERNATIONAL
                                            FIXED INCOME FUND     EQUITY FUND      EQUITY FUND       EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
Purchases                                     $18,815,781       $12,562,307       $13,850,230       $ 1,340,928
Sales                                          24,236,852        10,115,574         7,424,021           524,069


Purchases and sales of U.S. government securities for the Intermediate Fixed Income Fund for the period November 1, 1998 to April 30, 1999, were $6,370,852 and $7,424,537, respectively.

At April 30, 1999, gross unrealized appreciation and depreciation of securities, based on the cost of investments for federal income tax purposes of $61,051,276, $41,312,418, $31,343,269 and $22,791,774 for the Intermediate Fixed Income,
Large Cap Equity, Small Cap Equity and International Equity Funds, respectively, were as follows:

                                                INTERMEDIATE          LARGE CAP        SMALL CAP     INTERNATIONAL
                                            FIXED INCOME FUND       EQUITY FUND      EQUITY FUND       EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
Unrealized appreciation                       $   189,720       $  9,136,781      $ 2,291,180       $ 2,442,480

Unrealized depreciation                        (1,018,519)       (2,473,162)       (4,169,757)       (2,162,353)
                                              -----------       -----------       -----------       -----------
Net unrealized appreciation (depreciation)    $  (828,799)      $ 6,663,619       $(1,878,577)      $   280,127
                                              ===========       ===========       ===========       ===========

20 JOHNSONFAMILY FUNDS Semi-Annual Report

At October 31, 1998, the Small Cap Equity Fund had a deferred post-October capital loss of $355,595. To the extent the Small Cap Equity Fund realizes future net capital gains, taxable distributions to shareholders will be offset by any post-October loss deferral.



5.   Investment Adviser

The Funds have an agreement with the Adviser, with whom certain officers and Directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.45% for the Intermediate Fixed Income Fund, 0.75% for the Large Cap Equity Fund and the Small Cap Equity Fund and 0.90% for the International Equity Fund.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, or 2.50% of each of the Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, the Adviser will reimburse the Funds for the amount of such excess. Additionally, for the six months ended April 30, 1999, the Adviser has voluntarily agreed to reimburse the Funds to the extent aggregate annual operating expenses exceed 0.85%, 1.45%, 1.50% and 1.85% of the average daily net assets of the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, respectively. For the period November 1, 1998 to April 30, 1999, the Adviser reimbursed the Intermediate Fixed Income Fund and International Equity Fund $61,143 and $2,102, respectively.



6.   Service and Distribution Plan

The Company has entered into a distribution agreement with Sunstone Distribution Services, LLC. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25% of the Fund's average daily net assets.


                                       JOHNSONFAMILY FUNDS Semi-Annual Report 21

This report has been prepared for the general information of JohnsonFamily Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current JohnsonFamily Funds prospectus, which contains more complete information about JohnsonFamily Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.


        [LOGO]
 JohnsonFamily Funds
   P.O. Box 515
Racine, WI 53401-0515